Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2023 R / $ $ / kJ $ / bbl R / T $ / gal	Jun. 30, 2022 R / $ $ / gal $ / bbl R / T $ / kJ	Jun. 30, 2021 R / $ $ / kJ $ / bbl $ / gal R / T
Impairment assumptions
Period over which management has projected cash flows	5 years
Long-term average crude oil price (Brent)	88.02	93.24	70.09
Long-term average ethane price | $ / gal	0.4233	0.4315	0.3718
Long-term average ammonia price | R / T	9,046.19	10,173.00	5,297.00
Long-term average refining margin	12.34	12.23	9.67
Long-term average exchange rate | R / $	17.40	15.95	14.57
Future oil price period (in years)	5 years	5 years	5 years
Future ammonia price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
South Africa
Impairment assumptions
Long-term average Southern African gas purchase price (real) | $ / kJ	0.00001093	0.00000894	0.00000841
Growth rate - long-term Producer Price Index	5.50%	5.50%	5.50%
Weighted average cost of capital	15.20%	14.41%	14.03%
United States
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	9.07%	8.13%	7.70%
Europe
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	9.07%	8.13%	7.70%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	10.68%	9.57%	9.05%